Note 3 - Summary of Significant Accounting Policies - Property, Plant and Equipment Depreciation Rate (Details)	12 Months Ended
Aug. 31, 2018
Machinery [member] | Bottom of range [member]
Statement Line Items [Line Items]
Depreciation rate	20.00%
Machinery [member] | Top of range [member]
Statement Line Items [Line Items]
Depreciation rate	30.00%
Automotive [member]
Statement Line Items [Line Items]
Depreciation rate	30.00%
Computer equipment [member]
Statement Line Items [Line Items]
Depreciation rate	30.00%
Drilling equipment and automotive equipment [member]
Statement Line Items [Line Items]
Depreciation rate	6.67%
Leasehold improvements [member]
Statement Line Items [Line Items]
Depreciation rate	20.00%
Heap leach pads [member]
Statement Line Items [Line Items]
Depreciation rate	20.00%